Fair Value Measurements (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Fair Value Disclosures [Abstract]
Unrealized gain (loss) on treasury bills	$ 14	$ (13)
Amortized cost of investments in treasury bills	5,977
Carrying amount of investments in treasury bills	5,983
Fair value of investments in treasury bills	$ 5,983